Disciplined Growth Investors Funds

The Disciplined Growth Investors Equity Fund (DGIQX)

The Disciplined Growth Investors Fund (DGIFX)

Schedules of Investments

July 31, 2026

The Disciplined Growth Investors Equity Fund

SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.19%
Consumer Discretionary Products - 5.73%
Gentex Corp.	175,498	$4,099,633
LGI Homes, Inc.(a)	20,068	1,095,111
SharkNinja, Inc.(a)	30,274	4,897,425
		10,092,169
Consumer Staple Products - 1.12%
Celsius Holdings, Inc.(a)	67,727	1,978,306

Health Care - 3.65%
Align Technology, Inc.(a)	24,023	4,063,731
Intuitive Surgical, Inc.(a)	3,947	1,394,593
Progyny, Inc.(a)	31,200	971,256
		6,429,580
Industrial Products - 12.71%
Cognex Corp.	136,476	8,903,694
Generac Holdings, Inc.(a)	18,532	3,652,843
Graco, Inc.	12,474	990,186
Proto Labs, Inc.(a)	61,722	4,632,236
Snap-on, Inc.	10,232	4,199,315
		22,378,274
Industrial Services - 3.66%
Alarm.com Holdings, Inc.(a)	117,537	6,435,151

Materials - 1.44%
Simpson Manufacturing Co., Inc.	7,806	1,465,499
Trex Co., Inc.(a)	24,784	1,074,634
		2,540,133
Media - 1.35%
Take-Two Interactive Software, Inc.(a)	9,760	2,370,899

Oil & Gas - 6.75%
Core Laboratories, Inc.	119,254	1,268,863
Devon Energy Corp.	133,933	6,044,396
Expand Energy Corp.	48,666	4,576,064
		11,889,323
Retail & Wholesale - Discretionary - 2.89%
Floor & Decor Holdings, Inc., Class A(a)	51,583	2,969,634
Stitch Fix, Inc., Class A(a)	525,706	2,113,338
		5,082,972
	Shares	Value
Software & Tech Services - 19.53%
Akamai Technologies, Inc.(a)	58,864	$6,779,955
Autodesk, Inc.(a)	13,505	3,162,871
DoubleVerify Holdings, Inc.(a)	268,622	3,021,997
Dynatrace, Inc.(a)	31,428	1,392,889
Gartner, Inc.(a)	14,696	2,219,390
Gitlab, Inc., Class A(a)	85,749	2,959,198
Intuit, Inc.	3,302	1,043,663
Monday.com Ltd.(a)	32,156	2,802,395
Paychex, Inc.	9,163	1,070,605
SPS Commerce, Inc.(a)	63,068	4,628,561
Veeva Systems, Inc., Class A(a)	6,006	1,223,903
Zeta Global Holdings Corp., Class A(a)	188,393	4,069,289
		34,374,716
Tech Hardware & Semiconductors - 36.36%
Arista Networks, Inc.(a)	60,829	10,970,510
Dolby Laboratories, Inc., Class A	48,836	2,872,045
Everpure, Inc., Class A(a)	123,808	9,554,264
Garmin Ltd.	35,239	10,352,514
InterDigital, Inc.	13,050	3,977,966
IPG Photonics Corp.(a)	19,589	1,666,240
Microchip Technology, Inc.	22,818	1,695,149
Plexus Corp.(a)	39,421	9,908,074
Power Integrations, Inc.	49,001	2,974,851
Semtech Corp.(a)	24,710	2,911,332
Viasat, Inc.(a)	92,640	7,126,795
		64,009,740
TOTAL COMMON STOCKS
(Cost $93,557,720)		167,581,263

	Shares	Value
MONEY MARKET FUNDS - 3.84%
First American Treasury Obligations Fund, Class X, 3.590%(b)	6,765,001	6,765,001

TOTAL MONEY MARKET FUNDS
(Cost $6,765,001)		6,765,001

TOTAL INVESTMENTS - 99.03%
(Cost $100,322,721)		$174,346,264

Other Assets In Excess of Liabilities – 0.97%		1,702,737

NET ASSETS - 100.00%		$176,049,001

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of July 31, 2026.

Investment Abbreviations:

Ltd. – Limited

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

2

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.13%
Consumer Discretionary Products - 4.19%
Gentex Corp.	466,649	$10,900,921
LGI Homes, Inc.(a)	59,921	3,269,889
SharkNinja, Inc.(a)	75,626	12,234,018
		26,404,828
Consumer Staple Products - 0.73%
Celsius Holdings, Inc.(a)	156,402	4,568,502

Health Care - 2.49%
Align Technology, Inc.(a)	60,832	10,290,341
Intuitive Surgical, Inc.(a)	10,717	3,786,637
Progyny, Inc.(a)	50,536	1,573,186
		15,650,164
Industrial Products - 9.91%
Cognex Corp.	365,170	23,823,691
Generac Holdings, Inc.(a)	47,613	9,384,998
Graco, Inc.	28,591	2,269,554
Proto Labs, Inc.(a)	193,196	14,499,360
Snap-on, Inc.	30,237	12,409,567
		62,387,170
Industrial Services - 2.51%
Alarm.com Holdings, Inc.(a)	288,829	15,813,388

Materials - 1.20%
Simpson Manufacturing Co., Inc.	26,392	4,954,834
Trex Co., Inc.(a)	60,596	2,627,443
		7,582,277
Media - 1.02%
Take-Two Interactive Software, Inc.(a)	26,376	6,407,258

Oil & Gas - 4.67%
Devon Energy Corp.	384,432	17,349,416
Expand Energy Corp.	128,260	12,060,288
		29,409,704
Retail & Wholesale - Discretionary - 1.75%
Floor & Decor Holdings, Inc., Class A(a)	111,273	6,405,987
Stitch Fix, Inc., Class A(a)	1,140,722	4,585,702
		10,991,689
	Shares	Value
Software & Tech Services - 13.97%
Akamai Technologies, Inc.(a)	165,968	$19,116,194
Autodesk, Inc.(a)	29,188	6,835,829
DoubleVerify Holdings, Inc.(a)	736,533	8,285,996
Dynatrace, Inc.(a)	65,746	2,913,863
Gartner, Inc.(a)	36,485	5,509,965
Gitlab, Inc., Class A(a)	233,760	8,067,058
Intuit, Inc.	5,558	1,756,717
Monday.com Ltd.(a)	86,959	7,578,477
Paychex, Inc.	14,844	1,734,373
SPS Commerce, Inc.(a)	170,579	12,518,793
Veeva Systems, Inc., Class A(a)	14,731	3,001,883
Zeta Global Holdings Corp., Class A(a)	490,549	10,595,858
		87,915,006
Tech Hardware & Semiconductors - 27.69%
Arista Networks, Inc.(a)	167,557	30,218,905
Dolby Laboratories, Inc., Class A	135,700	7,980,517
Everpure, Inc., Class A(a)	365,542	28,208,876
Garmin Ltd.	101,029	29,680,300
InterDigital, Inc.	31,429	9,580,345
IPG Photonics Corp.(a)	52,587	4,473,050
Plexus Corp.(a)	107,744	27,080,377
Power Integrations, Inc.	133,195	8,086,269
Semtech Corp.(a)	68,254	8,041,686
Viasat, Inc.(a)	271,908	20,917,882
		174,268,207
TOTAL COMMON STOCKS
(Cost $298,161,645)		441,398,193

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 18.84%
Aerospace & Defense - 0.48%
L3Harris Technologies, Inc., 06/01/34, 5.350%	$1,521,000	1,519,620
RTX Corp., 11/16/38, 4.450%	1,689,000	1,525,831
		3,045,451
Airlines - 0.21%
Southwest Airlines Co., 11/16/27, 3.450%	1,329,000	1,307,563

Automobiles Manufacturing - 0.00%(b)
Ford Motor Co., 12/08/26, 4.346%	9,000	8,989

Banks - 0.44%
US Bancorp, 07/30/29, 3.000%	1,796,000	1,707,663
Wachovia Corp., 08/01/26, 7.574%(c)	1,058,000	1,058,000
		2,765,663

See Notes to Schedules of Investments.

3

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS
July 31, 2026 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Chemicals - 0.25%
Dow Chemical Co., 11/01/29, 7.375%	$1,451,000	$1,560,182
DuPont de Nemours, Inc., 11/15/28, 4.725%	14,000	13,999
		1,574,181
Commercial Finance - 0.26%
GATX Corp., 09/15/33, 5.450%	1,639,000	1,645,006

Construction Materials Manufacturing - 0.23%
CRH America Finance, Inc., 02/09/36, 5.000%	1,533,000	1,470,498

Consumer Finance - 0.43%
American Express Co., 05/03/27, 3.300%	1,254,000	1,245,061
Capital One Financial Corp., 07/29/32, 2.359%(d)	1,700,000	1,462,082
		2,707,143
Consumer Products - 0.20%
Clorox Co., 10/01/27, 3.100%	1,300,000	1,279,060

Consumer Services - 0.20%
Cintas Corp. No 2, 08/15/36, 6.150%	1,197,000	1,264,608

Diversified Banks - 0.96%
Bank of America Corp., 11/25/27, 4.183%	1,651,000	1,642,166
Citigroup, Inc., 03/05/38, 6.875%	1,419,000	1,562,617
JPMorgan Chase & Co., 12/15/26, 4.125%	1,341,000	1,340,637
Royal Bank of Canada, 11/03/31, 4.305%(d)	1,510,000	1,468,241
		6,013,661
Electrical Equipment Manufacturing - 0.26%
Hubbell, Inc., 03/15/31, 2.300%	1,805,000	1,611,574

Exploration & Production - 0.23%
Devon Energy Corp., 09/15/34, 5.200%	1,500,000	1,476,149
Description/Maturity Date/Rate	Principal Amount	Value
Financial Services - 0.25%
Blackrock, Inc., 03/15/27, 3.200%	$9,000	$8,950
Northern Trust Corp., 05/08/32, 3.375%(d)	1,611,000	1,590,964
		1,599,914
Food & Beverage - 0.47%
Hormel Foods Corp., 06/03/28, 1.700%	1,400,000	1,331,822
Keurig Dr. Pepper, Inc., 03/15/34, 5.300%	1,638,000	1,618,353
		2,950,175
Health Care Facilities & Services - 0.52%
CVS Health Corp., 08/15/29, 3.250%	1,752,000	1,673,457
Quest Diagnostics, Inc., 11/30/33, 6.400%	1,496,000	1,596,816
		3,270,273
Industrial Other - 0.38%
Emerson Electric Co., 12/21/28, 2.000%	1,700,000	1,603,954
Fluor Corp., 09/15/28, 4.250%	815,000	799,012
		2,402,966
Integrated Oils - 0.26%
BP Capital Markets America, Inc., 09/11/33, 4.893%	1,637,000	1,606,759

Life Insurance - 0.20%
Principal Financial Group, Inc., 11/15/26, 3.100%	1,277,000	1,272,235

Mass Merchants - 0.26%
Costco Wholesale Corp., 04/20/30, 1.600%	1,820,000	1,635,105

Medical Equipment & Devices Manufacturing - 0.51%
Agilent Technologies, Inc., 03/12/31, 2.300%	1,938,000	1,725,835
GE HealthCare Technologies, Inc., 11/22/32, 5.905%	1,400,000	1,454,706
		3,180,541

See Notes to Schedules of Investments.

4

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS
July 31, 2026 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Pharmaceuticals - 0.43%
Astrazeneca Finance LLC, 05/28/28, 1.750%	$1,803,000	$1,720,157
Bristol-Myers Squibb Co., 11/15/26, 6.800%	1,000,000	1,006,370
		2,726,527
Pipelines - 1.90%
Eastern Energy Gas Holdings LLC, 11/15/29, 3.000%	1,798,000	1,669,124
El Paso Natural Gas Co. LLC, 11/15/26, 7.500%	1,000,000	1,006,226
Energy Transfer LP, 04/15/29, 5.250%	1,595,000	1,609,516
Enterprise Products Operating LLC, 07/31/29, 3.125%	1,749,000	1,676,226
Kinder Morgan Energy Partners LP, 01/15/38, 6.950%	1,400,000	1,530,145
MPLX LP, 08/15/30, 2.650%	1,847,000	1,689,542
ONEOK, Inc., 09/30/28, 6.875%	1,126,000	1,169,052
Williams Cos., Inc., 03/15/34, 5.150%	1,647,000	1,616,471
		11,966,302
Railroad - 0.27%
Union Pacific Corp., 02/05/30, 2.400%	1,822,000	1,685,656

Real Estate - 0.49%
Simon Property Group LP, 09/13/29, 2.450%	1,837,000	1,716,580
Welltower OP LLC, 03/15/29, 4.125%	1,398,000	1,378,511
		3,095,091
Refining & Marketing - 0.52%
Phillips 66, 12/15/30, 2.150%	1,940,000	1,729,916
Valero Energy Corp., 06/15/37, 6.625%	1,420,000	1,530,242
		3,260,158
Restaurants - 0.25%
Starbucks Corp., 11/15/28, 4.000%	1,570,000	1,546,471

Retail - Consumer Discretionary - 0.49%
Amazon.com, Inc., 06/03/30, 1.500%	1,700,000	1,504,004
Lowe's Cos., Inc., 09/15/37, 6.650%	1,454,000	1,572,155
		3,076,159
Description/Maturity Date/Rate	Principal Amount	Value
Transportation & Logistics - 0.51%
FedEx Corp., 05/15/31, 2.400%	$1,893,000	$1,675,097
United Parcel Service, Inc., 01/15/38, 6.200%	1,472,000	1,565,686
		3,240,783
Utilities - 5.97%
Ameren Corp., 03/15/28, 1.750%	12,000	11,454
Ameren Corp., 03/15/35, 5.375%	1,541,000	1,526,525
Appalachian Power Co., 04/01/31, 2.700%	1,552,000	1,405,946
Arizona Public Service Co., 08/01/33, 5.550%	1,557,000	1,570,932
Black Hills Corp., 01/15/35, 6.000%	1,473,000	1,500,001
CenterPoint Energy, Inc., 11/01/28, 4.250%	1,283,000	1,264,237
CMS Energy Corp., 08/15/27, 3.450%	1,387,000	1,371,121
Commonwealth Edison Co., 08/15/27, 2.950%	1,300,000	1,281,704
Dominion Energy, Inc., 06/15/38, 7.000%	1,348,000	1,480,312
DTE Electric Co., 10/15/32, 6.350%	1,312,000	1,397,159
Duke Energy Carolinas LLC, 06/01/37, 6.100%	1,452,000	1,512,207
Entergy Louisiana LLC, 12/15/30, 1.600%	13,000	11,342
Entergy Louisiana LLC, 03/15/34, 5.350%	1,498,000	1,510,257
Evergy Metro, Inc., 08/15/35, 5.125%	1,488,000	1,450,030
Interstate Power and Light Co., 04/01/29, 3.600%	1,620,000	1,572,673
National Rural Utilities Cooperative Finance Corp., 06/15/31, 1.650%	2,028,000	1,742,714
Nevada Power Co., 04/01/36, 6.650%	1,330,000	1,432,467
NextEra Energy Capital Holdings, Inc., 04/01/29, 3.500%	1,411,000	1,367,635
NiSource, Inc., 04/01/34, 5.350%	1,663,000	1,664,347
PPL Electric Utilities Corp., 08/15/37, 6.450%	1,030,000	1,100,931
Public Service Enterprise Group, Inc., 04/01/34, 5.450%	1,633,000	1,637,892
Puget Energy, Inc., 06/15/30, 4.100%	1,737,000	1,668,655
Southern Co., 07/01/36, 4.250%	1,595,000	1,437,987
Southwest Gas Corp., 06/15/30, 2.200%	1,923,000	1,732,923
Toledo Edison Co., 05/15/37, 6.150%	1,403,000	1,477,970
WEC Energy Group, Inc., 10/15/30, 1.800%	1,971,000	1,740,893
Xcel Energy, Inc., 12/01/29, 2.600%	1,828,000	1,699,756
		37,570,070

See Notes to Schedules of Investments.

5

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS
July 31, 2026 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Waste & Environment Services & Equipment - 0.51%
Republic Services, Inc., 03/01/30, 2.300%	$1,812,000	$1,663,321
Waste Management, Inc., 07/15/28, 7.000%	1,456,000	1,521,197
		3,184,518
Wireless Telecommunications Services - 0.50%
AT&T, Inc., 03/01/29, 4.350%	1,636,000	1,616,318
Verizon Communications, Inc., 12/03/29, 4.016%	1,600,000	1,561,905
		3,178,223
TOTAL CORPORATE BONDS
(Cost $120,439,679)		118,617,472

Description/Maturity Date/Rate	Principal Amount	Value
FOREIGN CORPORATE BONDS - 1.21%
Exploration & Production - 0.26%
Canadian Natural Resources Ltd., 06/30/33, 6.450%	1,520,000	1,621,630

Metals & Mining - 0.24%
BHP Billiton Finance USA Ltd., 09/08/33, 5.250%	1,490,000	1,495,250

Pharmaceuticals - 0.24%
Pfizer Investment Enterprises Pte Ltd., 05/19/28, 4.450%	1,540,000	1,536,779

Pipelines - 0.47%
Enbridge, Inc., 03/08/33, 5.700%	1,581,000	1,612,866
TransCanada PipeLines Ltd., 08/15/38, 7.250%	1,200,000	1,344,965
		2,957,831
TOTAL FOREIGN CORPORATE BONDS
(Cost $7,671,925)		7,611,490

Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 8.14%
Treasury Bonds - 4.67%
08/15/28, 2.875%	5,530,000	5,380,409
11/15/33, 4.500%	4,300,000	4,278,332
11/15/34, 4.250%	14,282,500	13,898,100
Maturity Date/Rate	Principal Amount	Value
Treasury Bonds - 4.67% (Continued)
05/15/46, 5.000%	$6,000,000	$5,804,531
		29,361,372
Treasury Notes - 3.47%
08/31/26, 3.750%	4,510,000	4,509,382
10/31/26, 1.175%	1,540,000	1,529,941
02/15/27, 4.125%	1,250,000	1,250,747
03/31/28, 3.625%	5,100,000	5,048,701
05/15/29, 3.875%	3,670,000	3,626,992
05/31/31, 4.125%	3,000,000	2,961,328
05/15/36, 4.375%	3,000,000	2,921,485
		21,848,576

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $52,062,402)		51,209,948

	Shares	Value
MONEY MARKET FUNDS - 1.44%
First American Treasury Obligations Fund, Class X, 3.590%(e)	9,048,753	9,048,753

TOTAL MONEY MARKET FUNDS
(Cost $9,048,753)		9,048,753

TOTAL INVESTMENTS - 99.76%
(Cost $487,384,404)		$627,885,856

Other Assets In Excess of Liabilities - 0.24%		1,527,820

NET ASSETS - 100.00%		$629,413,676

(a)	Non-income producing security.
(b)	Amount represents less than 0.005%.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2026.
(d)	Floating or variable rate security. The rate shown is in effect as of July 31, 2026.
(e)	Rate disclosed is 7-Day Yield as of July 31, 2026.

Investment Abbreviations:

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments.

6

Disciplined Growth Investors Funds

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, The Disciplined Growth Investors Equity Fund (“DGIQX”) and The Disciplined Growth Investors Fund (“DGIFX”) (each a “Fund” and collectively the “Funds”). DGIQX's investment objective is long-term capital growth and is a non-diversified open-end management company under the 1940 Act. DGIQX commenced operations on January 26, 2026. DGIQX acquired all of the assets and liabilities of the predecessor limited partnership, Navigator Investors, L.P. ("Navigator"), in a tax-free reorganization on January 26, 2026. Navigator's financial statements can be found in DGIQX's SAI dated January 21, 2026. DGIFX’s investment objective is long-term capital growth and as a secondary objective, modest income with reasonable risk and is a diversified open-end management company under the 1940 Act. DGIFX commenced operations on August 12, 2011, as a mutual fund that was a series of Financial Investors Trust (the "Predecessor Fund"). On April 17, 2025, the Board of Trustees of Financial Investors Trust approved a taxfree reorganization wherein all of the assets and liabilities of the Predecessor Fund were acquired by DGIFX. In connection with this acquisition as of the close of business on July 11, 2025, shares of the Predecessor Fund were exchanged for an equivalent number of shares of DGIFX. DGIFX's net assets of $549,301,050, net asset value ("NAV") per share of $24.80, shares outstanding of 22,148,151, and net unrealized appreciation/depreciation of $101,752,617, and the results of operations of the Funds were unchanged from that of the Predecessor Fund as a result of the reorganization. The Predecessor Fund had an investment objective that was, in all material respects, the same as that of DGIFX. DGIFX is a continuation of the Predecessor Fund, and therefore, the performance and financial history of the Predecessor Fund has been adopted by DGIFX and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on July 11, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

The Funds currently offer an unlimited number of one class of shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are an investment companies and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Investment Valuation: The NAV of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Securities for which market quotations are not readily available, including circumstances under which the Disciplined Growth Investors, Inc. (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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Disciplined Growth Investors Funds

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2026 (Continued) (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the investments in the fair value hierarchy as of July 31, 2026:

Disciplined Growth Investors Equity Fund

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$167,581,263	$–	$–	$167,581,263
Money Market Funds	6,765,001	–	–	6,765,001
Total	$174,346,264	$–	$–	$174,346,264

Disciplined Growth Investors Fund

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$441,398,193	$–	$–	$441,398,193
Corporate Bonds	–	118,617,472	–	118,617,472
Foreign Corporate Bonds	–	7,611,490	–	7,611,490
U.S. Treasury Obligations	–	51,209,948	–	51,209,948
Money Market Funds	9,048,753	–	–	9,048,753
Total	$450,446,946	$177,438,910	$–	$627,885,856

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, approximates fair value.

Securities Transactions: Securities transactions are recorded as of the trade date.

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